FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


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Report for six month period ending:                  (a)
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        or fiscal year:                              (b)     12/31/99
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Is this a transition report?  (Y or N)                                               N
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Is this an amendment to a previous filing?  (Y or N)                                 N
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Those items or  sub-items  with a box "[/]"  after the item should be  completed only if the answer has changed from the previous filing of this form.

      1   A)  Registrant Name:          TITANIUM UNIVERSAL LIFE VARIABLE ACCOUNT
          B)  File Number:              811-09657
          C) Telephone Number:          205-325-4300

      2   A)  Street:   2001 THIRD AVENUE SOUTH
          B)  City:  BIRMINGHAM           C)  State:  AL   D)  Zip Code:  35233                   Zip Ext.:
          E)  Foreign Country:                                             Foreign Postal Code:

      3   Is this the first filing on this form by the Registrant?  (Y or N)                              Y
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      4   Is this the last filing on this form by the Registrant?  (Y or N)                               N
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      5   Is Registrant a small business investment company (SBIC)?  (Y or N)                             N
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          [ If answer is "Y" (Yes), complete only items 89 through 110. ]

      6   Is Registrant a unit investment trust (UIT)?  (Y or N)
          [ If answer is "Y" (Yes) complete only items 111 through 132.]                                  Y
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UNIT INVESTMENT TRUSTS

    111   A)  [/]  Depositor Name: UNITED INVESTORS LIFE INSURANCE COMPANY
          B)  [/]  File Number (If any):
          C)  [/]  City: BIRMINGHAM     State: AL        Zip Code: 35233     Zip Ext.:
              [/]  Foreign Country:                      Foreign Postal Code:

    112   A)  [/]  Sponsor Name:
          B)  [/]  File Number (If any):
          C)  [/]  City:      State:                     Zip Code:           Zip Ext.:
                [/]  Foreign Country:                    Foreign Postal Code:

    113   A)  [/]  Trustee Name:
          B)  [/]  City:                State:           Zip Code:           Zip Ext.:
              [/]  Foreign Country:                      Foreign Postal Code:

    114   A)  [/]  Principal Underwriter Name: UNITED SECURITIES ALLIANCE, INC.
          B)  [/]  File Number (If any):
          C)  [/]  City: DENVER         State: CO        Zip Code:           Zip Ext.:
              [/]  Foreign Country:                      Foreign Postal Code:

    114   A)  [/]  Principal Underwriter Name: FIRST UNION SECURITIES, INC.
          B)  [/]  File Number (If any):
          C)  [/]  City: CHARLOTTE      State: NC        Zip Code:           Zip Ext.:
              [/]  Foreign Country:                      Foreign Postal Code:
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    115   A)  [/]  Independent Public Accountant Name:   Deloitte & Touche LLP
          B)  [/]  City:  Ft. Worth    State:  TX        Zip Code:           Zip Ext.:
              [/]  Foreign Country:                      Foreign Postal Code:

    116   Family of investment companies information:
          A)  [/]  Is Registrant part of a family of investment companies?  (Y or N)
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          B) [/] Identify the family in 10 letters.
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          (NOTE:  In filing this form, use this identification consistently for all investment companies in the family.  This designation is for purposes of this form only.)

    117   A)  [/]  Is Registrant a separate account of an insurance company?  (Y or N)                    Y
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          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?;
          B)  [/]  Variable annuity contracts?  (Y or N)                                                  N
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          C)  [/]  Schedule premium variable life contracts?  (Y or N)                                    N
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          D)  [/]  Flexible premium variable life contracts?  (Y or N)                                    Y
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          E)  [/]  Other types of insurance products registered under the
                   Securities Act of 1933?  (Y or N)                                                      N
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    118         [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.
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    119         [/]  State  the  number of new  series  for  which  registration statements  under the  Securities  Act of 1933 became  effective during the period.
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    120         [/] State the total  value of the  portfolio  securities  on the date of deposit for the new series  included in item 119 ($000's omitted).
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    121         [/]  State the number of series for which a current prospectus was in existence at the end of the period.
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    122         [/] State the number of  existing  series  for which  additional units were  registered  under the  Securities Act of 1933 during the current period.
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    123   [/]  State the total value of the additional units considered in answering item 122 ($000's omitted).
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    124         [/]  State the total  value of units of prior  series  that were placed in the portfolios of subsequent series during the current period  (the value of these  units is to be measured on the date
                they were placed in the subsequent series) ($000's   omitted).
                                                                                                  ------------------

    125         [/] State  the total  dollar  amount  of sales  loads  collected
                (before   reallowances   to  other   brokers  or   dealers)   by
                Registrant's  principal underwriter and any underwriter which is an  affiliated  person of the principal  underwriter  during the current  period  solely  from the sale of units of all series of
                Registrant ($000's  omitted).
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    126         Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
                Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
                subsequent series.)  ($000's omitted)                                                    -0-
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    127         List opposite the appropriate  description  below the number of series whose  portfolios are invested  primarily  (based upon a percentage of
                NAV) in each type of security  shown,  the  aggregate  total assets at market value as of a date at or near the end of the current  period of each such group of series and the total income  distributions  made by each  such  group of  series  during  the  current  period  (excluding distributions of realized gains, if any):

                                                             Number of          Total Assets        Total Income
                                                              Series              ($000's           Distributions
                                                             Investing            omitted)        ($000's omitted)
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          A)  U.S. Treasury direct issue
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          B)  U.S. Government Agency
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          C)  State and municipal tax-free
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          D)  Public utility debt
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          E)  Brokers or dealers debt or
                debt of brokers' or
                dealers' parent
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          F)  All other corporate
                intermed. & long-term
                debt
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          G)  All other corporate
                short-term debt
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          H)  Equity securities of
                 brokers or dealers or
                 parents of brokers or
                 dealers
                                                         ------------------  -------------------  ------------------
          I)  Investment company
               equity securities
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          J)  All other equity securities
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          K)  Other securities
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          L)  Total assets of all
              series  of registrant                                                  -0-                 -0-
                                                         ==================  ===================  ==================
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    128   [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
                an entity other than the issuer?  (Y or N)
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                [If the answer is "N" (No), go to item 131.]

    129   [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N)
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                 [If the answer is "N" (No), go to item 131.]

    130   [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified
                in item 129 derived from insurance or guarantees?  (Y or N)
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    131   [/]  Total expenses incurred by all series of registrant during the current reporting period ($000's omitted)
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    132         [/] List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing:

                811-09657
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This report is signed on behalf of the Registrant (or Depositor or Trustee) in the City of Birmingham and State of Alabama on the 24th day of February, 2000.
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                                       Titanium Universal Life Variable Account
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                                      (Name of Registrant, Depositor or Trustee)



Witness: /s/ Carr W. Patterson            By: /s/ Anthony L. McWhorter
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             Carr W. Patterson                    Anthony L. McWhorter
             Second Vice President                President
             and Associate Controller             (Name and title of person signing
                                                  of Registrant, Depositor or Trustee)
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